Offerings	Dec. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Zenas BioPharma, Inc. 2026 Inducement Plan Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	34.40
Maximum Aggregate Offering Price	$ 34,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,750.64
Offering Note	1.a Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement also covers such additional shares of the Registrant's Common Stock as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. 1.b Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant's Common Stock, as reported by the Nasdaq Global Select Market on December 16, 2025, which were $37.32 and $31.48, respectively.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	32.59
Maximum Aggregate Offering Price	$ 9,777,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,350.20
Offering Note	2.a Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Act. The proposed maximum offering price per share and the maximum aggregate offering price are calculated based on the exercise price of the options outstanding under the applicable inducement stock option awards. 2.b Consists of shares of common stock of the Registrant issuable under new hire inducement stock option awards as an inducement material to entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4). 2.c The inducement stock option awards were granted on December 15, 2025 with an exercise price equal to the closing price of the Registrant's common stock on the Nasdaq Global Select Market on such date.